Note 26 - Share-based Expenses (Details Textual)				1 Months Ended		12 Months Ended
	Jun. 26, 2017	Jun. 23, 2017 USD ($)	Feb. 20, 2012	Aug. 31, 2018	Jul. 31, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 20, 2018	Jun. 22, 2017
Statement Line Items [Line Items]
Option life, share options granted						3	3
Share-based compensation arrangement, percentage of outstanding stock maximum						10.00%
Weighted average remaining contractual life of outstanding share options						3.14	3.72			3.14
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 806,000				$ 14,000	$ 835,000	[1]	$ 170,000
Share consolidation ratio	5
Borrowings, adjustment to interest rate basis												10.00%
Borrowings, interest rate		7.25%									6.00%
Dividend loans, Percentage of dividend as payment of interest		80.00%	80.00%
Liabilities from share-based payment transactions						2,090,000	1,826,000
Expense from cash-settled share-based payment transactions						43,000	311,000
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets						315,000	976,000	[1]	618,000
Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 806,000
Borrowings, interest rate		7.25%
Dividend loans, Percentage of dividend as payment of interest		80.00%
LIBOR [member] | Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis												10.00%
Mr. J Staiger [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets						$ 14,000	29,000		$ 170,000
Omnibus Equity Incetive Compensation Plan [member]
Statement Line Items [Line Items]
Option life, share options granted						10
Rolling Stock Option Plan [member]
Statement Line Items [Line Items]
Option life, share options granted						5
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments						3
Weighted average fair value at measurement date, other equity instruments granted						$ 5.46	$ 7.37
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments						3
Performance probability						85.00%	94.00%		100.00%
Liabilities from share-based payment transactions						$ 2,043,000	$ 1,782,000
Expense from cash-settled share-based payment transactions						43,000	311,000		$ 0
Weighted average fair value at measurement date, other equity instruments granted						5.46	7.17
Cash-settled awards [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments					3
Liabilities from share-based payment transactions						47,000	44,000
Number of other equity instruments granted in share-based payment arrangement				5,918	37,330
Weighted average fair value at measurement date, other equity instruments granted | £										£ 4,390
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets						$ 97,000	$ 123,000

[1]	Restated, refer note 4(a).